General and administrative expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
General and administrative expenses
Schedule of general and administrative expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Employee benefits expenses	(6,613)	(1,722)	(3,032)	(1,023)
Professional fees	(2,159)	(2,090)	(666)	(683)
Other operating expenses	(4,908)	(1,667)	(3,743)	(1,541)
	(13,680)	(5,479)	(7,441)	(3,247)

		2020,	2020, as previously	2019,	2019, as previously
	2021	restated*	reported	restated*	reported
Employee benefits expenses	(10,497)	(2,033)	(1,045)	(1,912)	(1,002)
Professional fees	(7,457)	(1,473)	(1,473)	(278)	(278)
Other operating expenses	(5,077)	(183)	(183)	(421)	(421)
	(23,031)	(3,689)	(2,701)	(2,611)	(1,701)

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).